Debt - Schedule of Outstanding Balances of Short-Term and Long-Term Debt by Denominated Currencies and Major Banks (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Short-term and long-term debt	$ 9,005,129	$ 9,357,887
Russian Ruble [Member]
Debt Instrument [Line Items]
Short-term and long-term debt	5,356,491	5,383,296
Russian Ruble [Member] | VTB Bank [Member]
Debt Instrument [Line Items]
Short-term and long-term debt	1,742,026	962,128
Russian Ruble [Member] | Bonds [Member]
Debt Instrument [Line Items]
Short-term and long-term debt	1,306,303	2,401,563
Russian Ruble [Member] | Sberbank [Member]
Debt Instrument [Line Items]
Short-term and long-term debt	1,220,212	1,057,451
Russian Ruble [Member] | Gazprombank [Member]
Debt Instrument [Line Items]
Short-term and long-term debt	992,550	817,520
Russian Ruble [Member] | Eurasian Development Bank [Member]
Debt Instrument [Line Items]
Short-term and long-term debt	71,322	92,227
Russian Ruble [Member] | UniCredit Bank (Former Bayerische Hypo-und-Vereinsbank) [Member]
Debt Instrument [Line Items]
Short-term and long-term debt		31,606
Russian Ruble [Member] | Other [Member]
Debt Instrument [Line Items]
Short-term and long-term debt	24,078	20,801
U.S. Dollar [Member]
Debt Instrument [Line Items]
Short-term and long-term debt	3,023,496	3,264,017
U.S. Dollar [Member] | Sberbank [Member]
Debt Instrument [Line Items]
Short-term and long-term debt	100,000	100,000
U.S. Dollar [Member] | Gazprombank [Member]
Debt Instrument [Line Items]
Short-term and long-term debt	1,313,153	1,500,000
U.S. Dollar [Member] | UniCredit Bank (Former Bayerische Hypo-und-Vereinsbank) [Member]
Debt Instrument [Line Items]
Short-term and long-term debt	51,429	196,313
U.S. Dollar [Member] | Other [Member]
Debt Instrument [Line Items]
Short-term and long-term debt	25,144	71,778
U.S. Dollar [Member] | Syndicated Credit Facility [Member]
Debt Instrument [Line Items]
Short-term and long-term debt	1,003,964	1,003,964
U.S. Dollar [Member] | Fortis Bank [Member]
Debt Instrument [Line Items]
Short-term and long-term debt	168,948	148,712
U.S. Dollar [Member] | Alfa-bank [Member]
Debt Instrument [Line Items]
Short-term and long-term debt	150,000	150,000
U.S. Dollar [Member] | MCB [Member]
Debt Instrument [Line Items]
Short-term and long-term debt	105,000
U.S. Dollar [Member] | Raiffeisen Bank [Member]
Debt Instrument [Line Items]
Short-term and long-term debt	43,250	43,250
U.S. Dollar [Member] | VEB [Member]
Debt Instrument [Line Items]
Short-term and long-term debt	33,348
U.S. Dollar [Member] | ING Bank [Member]
Debt Instrument [Line Items]
Short-term and long-term debt	19,260
U.S. Dollar [Member] | Uralsib [Member]
Debt Instrument [Line Items]
Short-term and long-term debt	10,000	50,000
Euro [Member]
Debt Instrument [Line Items]
Short-term and long-term debt	612,133	638,914
Euro [Member] | VTB Bank [Member]
Debt Instrument [Line Items]
Short-term and long-term debt	44,929	66,924
Euro [Member] | Sberbank [Member]
Debt Instrument [Line Items]
Short-term and long-term debt		7,174
Euro [Member] | Gazprombank [Member]
Debt Instrument [Line Items]
Short-term and long-term debt	37,098	35,762
Euro [Member] | UniCredit Bank (Former Bayerische Hypo-und-Vereinsbank) [Member]
Debt Instrument [Line Items]
Short-term and long-term debt	67,305	78,289
Euro [Member] | Other [Member]
Debt Instrument [Line Items]
Short-term and long-term debt	62,579	87,752
Euro [Member] | Fortis Bank [Member]
Debt Instrument [Line Items]
Short-term and long-term debt	294,028	205,905
Euro [Member] | Raiffeisen Bank [Member]
Debt Instrument [Line Items]
Short-term and long-term debt	10,260	25,726
Euro [Member] | ING Bank [Member]
Debt Instrument [Line Items]
Short-term and long-term debt	47,844	85,025
Euro [Member] | Uralsib [Member]
Debt Instrument [Line Items]
Short-term and long-term debt	48,090	46,357
Kazakh Tenge [Member]
Debt Instrument [Line Items]
Short-term and long-term debt	10,416	16,585
Kazakh Tenge [Member] | Sberbank [Member]
Debt Instrument [Line Items]
Short-term and long-term debt	10,416	16,585
Turkish Lira [Member]
Debt Instrument [Line Items]
Short-term and long-term debt	2,593	9,020
Turkish Lira [Member] | Other [Member]
Debt Instrument [Line Items]
Short-term and long-term debt	2,593	9,020
Romanian Lei [Member]
Debt Instrument [Line Items]
Short-term and long-term debt		46,055
Romanian Lei [Member] | Raiffeisen Bank [Member]
Debt Instrument [Line Items]
Short-term and long-term debt		$ 46,055